Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Liability Related to Tax Receivable Agreement
The aggregate balance of tax receivable liabilities as of September 30, 2025 and December 31, 2024, is as follows (in thousands):

	September 30, 2025	December 31, 2024
Liability related to tax receivable agreement
Short term	$41	$41
Total liability related to tax receivable agreement	$41	$41

The aggregate balance of tax receivable liabilities as of December 31, 2024 and 2023, is as follows (in thousands):

	December 31,
	2024	2023
Liability related to tax receivable agreement:
Short term	$41	$41
Long term	—	5,201
Total liability related to tax receivable agreement	$41	$5,242